Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
Note 5 – Cash and Cash Equivalents

	As at December 31,
	2022	2021
	$ Thousands
Cash and cash equivalents in banks	361,580	425,017
Time deposits	173,591	49,527
	535,171	474,544

The Group held cash and cash equivalents which are of investment grade based on Standard and Poor’s Ratings.